UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 11.5%
Alphabet, Inc., Class A *	800	$866,240
Cinemark Holdings, Inc.	21,600	779,760
Comcast Corp., Class A	18,200	769,496
Facebook, Inc., Class A *	4,300	829,900
TripAdvisor, Inc. *	15,300	708,237
		3,953,633
Consumer Discretionary - 11.1%
AutoZone, Inc. *	1,000	1,099,470
Deckers Outdoor Corp. *	6,100	1,073,417
PVH Corp.	7,000	662,480
Target Corp.	11,500	996,015
		3,831,382
Consumer Staples - 6.0%
Procter & Gamble Co.	9,300	1,019,745
Walmart, Inc.	9,400	1,038,606
		2,058,351
Energy - 5.8%
Chevron Corp.	5,900	734,196
Devon Energy Corp.	21,700	618,884
Exxon Mobil Corp.	8,210	629,133
		1,982,213
Financials - 8.5%
Bank of America Corp.	30,000	870,000
Discover Financial Services	13,100	1,016,429
Progressive Corp.	13,100	1,047,083
		2,933,512
Health Care - 18.9%
Allergan PLC	5,600	937,608
Baxter International, Inc.	12,300	1,007,370
Biogen, Inc. *	2,700	631,449
Bristol-Myers Squibb Co.	17,000	770,950
Centene Corp. *	13,600	713,184
Eli Lilly & Co.	6,480	717,919
Merck & Co., Inc.	9,700	813,345
Varian Medical Systems, Inc. *	6,700	912,071
		6,503,896
Industrials - 10.8%
Dover Corp.	9,600	961,920
Eaton Corp.	10,500	874,440
Huntington Ingalls Industries, Inc.	3,900	876,486
Norfolk Southern Corp.	5,100	1,016,583
		3,729,429

Information Technology - 26.2% #
Adobe, Inc. *	3,525	1,038,641
Automatic Data Processing, Inc.	6,100	1,008,513
Cadence Design Systems, Inc. *	14,400	1,019,664
EPAM Systems, Inc. *	4,600	796,260
Fortinet, Inc. *	11,000	845,130
Microsoft Corp.	8,500	1,138,660
NetApp, Inc.	12,200	752,740
Oracle Corp.	14,600	831,762
Palo Alto Networks, Inc. *	3,600	733,536
Zebra Technologies Corp., Class A *	4,200	879,858
		9,044,764
Total Common Stocks
(Cost $29,560,991)		34,037,180

SHORT-TERM INVESTMENT - 1.4%
First American Treasury Obligations Fund, Class X, 2.27% ^
(Cost $478,245)	478,245	478,245

Total Investments - 100.2%
(Cost $30,039,236)		34,515,425
Other Assets and Liabilities, Net - (0.2)%		(52,346)
Total Net Assets - 100.0%		$34,463,079

*	Non-income producing security.
#
As of June 30, 2019, the Fund had a significant portion of its assets in the Information Technology sector. Companies in this sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^	The rate shown is the annualized seven day effective yield as of June 30, 2019.
PLC - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,037,180	$-	$-	$34,037,180
Short-Term Investment	478,245	-	-	478,245
Total Investments	$34,515,425	$-	$-	$34,515,425

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                    Brian R. Wiedmeyer, President

Date   August 26, 2019

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   August 26, 2019